Long-Term Investments, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2020 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2020 CNY (¥)
Long Term Investments [Line Items]
Total committed capital	¥ 1,270,000
Invested amount		¥ 36,070		¥ 40,486	¥ 1,134			$ 4,970		¥ 42,000
Equity interest percentage		19.84%	19.84%	10.00%		25.00%	30.00%
Investment loss		¥ (339)	$ (47)	¥ (39,747)	(1,018)
Cash consideration				5,000		¥ 10,000
Investment loss		1,464
Consideration payable				251
Invested		36,070							$ 40,486
Carrying amount					1,500
Impairment loss on equity interest		2,613
Equity Method Investments [Member]
Long Term Investments [Line Items]
Investment loss				39,596	200
Startcamp [Member]
Long Term Investments [Line Items]
Investment loss		339		153	998
BOTO [Member]
Long Term Investments [Line Items]
Investment loss					4
Beijing Cloud Apply Co., Ltd. [Member]
Long Term Investments [Line Items]
Equity interest percentage							46.00%
Investment loss					¥ 16
Sanli Foundation Education Limited [Member]
Long Term Investments [Line Items]
Equity interest percentage				50.00%			50.00%
Investment loss				¥ 43
Shanghai Yurong culture and Art Co., Ltd. [Member]
Long Term Investments [Line Items]
Equity interest percentage					18.00%
Invested					¥ 21,951
Chengdu Qingjiao Education Technology Co. [Member]
Long Term Investments [Line Items]
Equity interest percentage					10.00%